Filed Pursuant to Rule
497(e) under the
Securities Act of 1933.
Registration No.	2-44752

STRATTON MUTUAL FUNDS

Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.

Supplement dated January 6, 1999
to Statement of Additional Information
dated May 1, 1999

        The following information replaces and supersedes any contrary information contained in the Funds' Statement of Additional Information with respect to the current Service Providers and Underwriter:

-->   The first paragraph under the heading "Service Providers and
Underwriter" on page 12 of the Statement of Additional Information is deleted and replaced with the following:

Effective December 1, 1999, the name of the entity which provides most of the back office services on the funds' behalf is PFPC Inc. ("PFPC"). Pursuant to certain agreements, PFPC provides the services commonly and separately referred to as: Fund Administration, Fund Accounting, Transfer Agency and Custody Administration.

-->   The sixth paragraph under the heading "Service Providers and
Underwriter" on page 14 of the Statement of Additional Information is deleted and replaced with the following:

Effective December 1, 1999, Provident Distributors, Inc. ("PDI") serves as the Funds' principal Underwriter pursuant to an Underwriting Agreement, for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund. PDI's business address is Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.

-->   There are no changes to the phone numbers or addresses with respect to a shareholder's questions, investments or account activity.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.




	STRATTON MUTUAL FUNDS

Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.

Supplement dated January 7, 1999
to Prospectus dated May 1, 1999

        The following information replaces and supersedes any contrary information contained in the Funds' Prospectus with respect to the current Service Providers:

Effective December 1, 1999, the name of the entity which provides most of the back office services on the funds' behalf is PFPC Inc. ("PFPC"). Pursuant to certain agreements, PFPC provides the services commonly and separately referred to as: Fund Administration, Fund Accounting, Transfer Agency and Custody Administration.


       There are no changes to the phone numbers or addresses with respect to a shareholder's questions, investments or account activity.








INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.



PFPC INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

January 7, 2000


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re: Stratton Growth Fund, Inc.(the "Registrant")
      File No.: 2-44752


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement to the Prospectus and Statement of Additional Information dated May 1, 1999 as supplemented January 7, 2000.

The purpose of this filing is to notify shareholders of the change in Underwriter and the name change of the Administrator, Transfer Agent and Accounting Services Agent.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4753.
Thank you for your continued courtesy and cooperation.

Sincerely,
Michelle A. Whalen
Manager, Compliance Administration